Lease Arrangements - Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Carrying amounts
Right-of-use assets	$ 30,412	$ 21,089
Additions to right-of-use assets	23,146	10,330	$ 9,800
Depreciation expenses of right-of-use assets	13,013	12,835	12,287
Land and buildings
Carrying amounts
Right-of-use assets	29,788	20,211
Depreciation expenses of right-of-use assets	12,639	12,400	11,901
Others
Carrying amounts
Right-of-use assets	624	878
Depreciation expenses of right-of-use assets	$ 374	$ 435	$ 386